Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Fair Market Value (in Dollars per share)	$ 1	$ 1	$ 0.73
Underwriter Warrants [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Fair Market Value (in Dollars per share)	$ 4.3	$ 4.3
Risk-free interest rate		4.00%
Expected volatility		87.00%
Dividend yield		0.00%
Expected term	4 years 6 months
Black Scholes Option [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Dividend yield		0.00%
Binomial Lattice Option Pricing Model,[Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Risk-free interest rate		4.39%
Expected volatility		82.40%
Dividend yield		0.00%
Expected term		10 years
Exercise Multiple to Strike Price (in Dollars per share)	$ 2.2	$ 2.2
Derived Service Period		7 years 4 months 6 days
Private Investment into Public Entity PIPE [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Fair Market Value (in Dollars per share)	1.13	$ 1.13
Risk-free interest rate		3.92%
Expected volatility		73.20%
Dividend yield		0.00%
Expected term		5 years
Minimum [Member] | Black Scholes Option [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Fair Market Value (in Dollars per share)	0.57	$ 0.57
Risk-free interest rate		3.84%
Expected volatility		83.60%
Expected term		5 years 1 month 17 days
Maximum [Member] | Black Scholes Option [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Fair Market Value (in Dollars per share)	$ 0.84	$ 0.84
Risk-free interest rate		4.00%
Expected volatility		84.50%
Maximum [Member] | Black Scholes Option [Member]
Stockholders’ Equity - Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements (Details) [Line Items]
Expected term		5 years 9 months